SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2           -           SIGNIFICANT ACCOUNTING POLICIES

The Company’s consolidated financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States of America.

The following is a summary of the significant accounting policies, which were applied in the preparation of these financial statements, on a consistent basis:

A.	Principles of Consolidation and Basis of Presentation

The Company’s consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries (“the Company”), after elimination of material intercompany transactions and balances.

B.	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

C.	Financial Statements in U.S. Dollars

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar (the “dollar”). Accordingly, the Company uses the dollar as its functional and reporting currency. Certain of the dollar amounts in the financial statements may represent the dollar equivalent of other currencies, including the New Israeli Shekel (“NIS”).

Transactions and balances denominated in dollars are presented at their dollar amounts. Non-dollar transactions and balances are re-measured into dollars in accordance with the principles set forth in Accounting Standards Codification Topic No. 830 (“ASC 830”), “Foreign Currency Translation”. All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

D.	Cash and Cash Equivalents

Cash and cash equivalents represent short-term highly liquid investments (mainly interest-bearing deposits) with maturity dates not exceeding three months from the date of deposit.

E.	Short Term Bank Deposit

Short term bank deposits consist of bank deposits with original maturities of more than three months and up to twelve months.

F.	Allowance for Doubtful Accounts

The allowance for doubtful accounts is computed on the specific identification basis.

G.	Business Combination

The company accounts for business combination in accordance with ASC No, 805, “Business Combination”. ASC No. 805 requires recognition of assets acquired and liabilities assumed at the acquisition date, measured at their fair values as of that date. Any access of the fair value of net assets acquired over purchased price and any subsequent changes in estimated contingencies are to be recorded in the consolidated statements of operations.

H.	Inventories

Inventories are presented at the lower of cost or market. Cost is determined as follows:

Raw materials-on the average cost basis.

Finished goods and work in process - on actual production cost basis (materials, labor and indirect manufacturing costs).

The Company writes down product inventory, based on slow moving items, and assumptions about future demands and market conditions.

I.	Property and Equipment

Property and equipment are presented at cost, net of accumulated depreciation. Annual depreciation is calculated based on the straight-line method over the shorter of the estimated useful lives of the related assets. Estimated useful life, in years, is as follows:

Years

Electronic equipment	3-7
Office furniture and equipment	7-15
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Depreciation methods, useful lives and residual values are reviewed at the end each reporting year and adjusted if appropriate.

J.	Accrued Warranty Costs

Accrued warranty costs are calculated in respect of the warranty period on the Company’s products and are based on the Company’s prior experience and in accordance with management’s estimate. The estimated future warranty obligations are affected by the warranty periods, install base, labor and other related costs incurred in correcting a product failure.

K.	Intangible Assets

Intangible assets that are not considered to have an indefinite useful life are amortized using mainly the straight-line basis over their estimated useful lives, as noted below. Recoverability of these assets is measured by a comparison of the carrying amount of the asset to the undiscounted future cash flows expected to be generated by the assets. If the assets are considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired assets.

Weighted Average Useful Life (Years)
Technology	7
Customer relationships	10
Backlog	Per occurrence
IPR&D	(*)

(*) Will be determined upon successful launch of the related product.

As of December 31, 2016 and 2015 no impairment losses were identified.

L.	Goodwill

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions of ReVera. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test. The Company performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350, "Intangibles – Goodwill and Other", prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. The Company has an option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount prior to performing the two-step goodwill impairment test. If this is the case, the two-step goodwill impairment test is required. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required.

For the period ended December 31, 2016 and for the period ended December 31, 2015 the Company performed an annual impairment analysis and no impairment losses have been identified.

M.	Revenue Recognition

Revenues from the sale of products are recognized when all the following criteria have been met: a persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable, collection of resulting receivables is probable and there are no remaining significant obligations.

Allocation of arrangement consideration among the separate units of accounting is based on their relative selling prices. The selling price for each unit of accounting is determined based on a selling price hierarchy using either vendor specific objective evidence (“VSOE”) of selling price, third party evidence of selling price (“TPE”) or the vendor’s best estimate of estimated selling price (“ESP”) for that deliverable. Use of the residual method is prohibited.

The objective of ESP is to determine the price at which the Company would transact a sale if the product or service were sold on a stand-alone basis.

Revenues from Service contracts generally specify fixed payment amounts for periods longer than one month, and are recognized on a straight line basis over the term of the contract.

Revenues from sales which were not yet determined to be final sales due to acceptance provisions are deferred and included in deferred revenues. In cases where collectability is not probable, revenues are deferred and recognized upon collection.

Deferred revenues include amounts invoiced to customers for which revenue has not yet been recognized.

N.	Research and Development

Research and development costs are charged to operations as incurred. Amounts received or receivable from the Government of Israel through the Office of the Chief Scientist (“OCS”) or from the European Community as participation in certain research and development programs are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement are expected to be met. Royalty expenses are determined based on actual revenues and presented in cost of revenues. During 2016 the Company entered into a royalty buyout agreement with the OCS refer to note 8A for further details. Research and development grants recognized during the years ended December 31, 2016, 2015 and 2014 were $4,261, $1,237 and $3,490, respectively.

O.	Income Taxes

The Company accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, “Income Taxes”. Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income tax bases of assets and liabilities and their reported amounts in the financial statements, and for tax loss carryforwards. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence.

ASC 740-10 requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

P.	Share-Based Compensation

The Company accounts for equity based compensation using ASC 718-10 “Share-Based Payment,” which requires companies to recognize the cost of employee services received in exchange for awards of equity instruments based upon the grant-date fair value of those wards.

Stock Options

Under ASC 718, the fair market value of each option grant is estimated on the date of grant using the “Black-Scholes option pricing” method with the following weighted-average assumptions:

	2 0 1 6	2 0 1 5	2 0 1 4
Risk-free interest rate	1.08%	1.41%	1.61%
Expected life of options	4.62 years	4.62 years	4.75 years
Expected volatility	28.41%	35.67%	45.29%
Expected dividend yield	0%	0%	0%

Expected volatility was calculated based on actual historical share price movements over a term that is equivalent to the expected term of granted options. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company elected to early adopt ASU-2016-19 starting January 1, 2016 and to account for forfeitures as they occur. The net cumulative effect of this change, in a total amount of $131 thousands, was recognized as a reduction to retained earnings as of January 1, 2016.

Q.	Earnings per Share

Earnings per share are presented in accordance with ASC 260-10, “Earnings per Share”. Pursuant to which, basic earnings per share excludes the dilutive effects of convertible securities and is computed by dividing income (loss) available to common shareholders by the weighted-average number of ordinary shares outstanding for the period, net of treasury shares. Diluted earnings per share reflect the potential dilutive effect of all convertible securities. The number of potentially dilutive securities excluded from diluted earnings per share due to the anti-dilutive effect amounted to 1,134,971 in 2016, 946,829 in 2015 and 526,381 in 2014.

Basic earnings per share in 2016, 2015 and 2014 were $0.35, $0.58 and $0.68 respectively. Diluted earnings per share in 2016, 2015 and 2014 were $0.35, $0. 57 and $0. 67 respectively.

R.	Treasury Shares

Treasury shares are recorded at cost and presented as a reduction of shareholders' equity.

S.	Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, trade receivables and foreign currency derivative contracts.

The majority of the Company’s cash and cash equivalents and bank deposits are invested in dollar instruments with major banks in Israel. Management believes that the financial institutions that hold the Company's investments are corporations with high credit standing. Accordingly, management believes that low credit risk exists with respect to these financial investments.

The trade receivables of the Company are derived from sales to customers located primarily in Taiwan R.O.C., Korea, China and USA. The management of the Company performed risk assessment on an ongoing basis and believes it bears low risk.

The Company entered into options and forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. Counterparty to the Company’s derivative instruments is major financial institution.

T.	Fair Value Measurements

The fair values of the Company cash and cash equivalents, accounts receivable, and accounts payable approximate their carrying amounts due to their short-term nature. The estimated fair values of the derivative instruments are calculated based on market rates to settle the instruments. These values represent the estimated amounts the Company would receive upon sale or pay upon transfer, taking into consideration current market rates. The Company calculate derivative asset and liability amounts using a variety of valuation techniques, depending on the specific characteristics of the hedging instrument, taking into account credit risk. The fair value of the Company derivative contracts (including forwards and options) is determined using standard valuation models. The significant inputs used in these models are readily available in public markets or can be derived from observable market transactions and, therefore, the Company derivative contracts have been classified as Level 2. Inputs used in these standard valuation models include the applicable spot, forward, and discount rates. The standard valuation model for the Company option contracts also includes implied volatility, which is specific to individual options and is based on rates quoted from a widely used third-party resource.

U.	Derivative Financial Instruments

ASC 815 requires the presentation of all derivatives as either assets or liabilities on the balance sheet and the measurement of those instruments at fair value.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. See Note 13 for disclosure of the derivative financial instruments in accordance with such pronouncements.

V.	Impairment of Long-Lived Assets

Long-lived assets, held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset Company) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset Company) would be written down to their estimated fair values.

The Company performed an impairment review and did not identify any indicators.

W.	New Accounting Pronouncements

In 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers. The standard provides companies with a single model for accounting for revenue arising from contracts with customers and supersedes current revenue recognition guidance, including industry-specific revenue guidance. In 2016, the FASB issued four amendments to the ASU. The standard is effective for public companies for annual periods beginning after December 15, 2017. The Company will adopt this ASU effective January 1, 2018. The guidance is required to be adopted on either a full or modified retrospective basis. The Company is currently evaluating the effect that the standard will have on its consolidated financial statements and related disclosures.In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017. Early adoption is permitted. The Company does not expect that this new guidance will have a material impact on the Company’s consolidated Financial Statements.

In March 2016, the Financial Accounting Standards Board (“FASB”) issued a new standard that changes the accounting for certain aspects of share-based payments to employees (ASU No. 2016-19). The new guidance requires excess tax benefits and tax deficiencies to be recorded in the income statement when stock awards vest or are settled. The standard also allows the Company to repurchase more of an employee’s vesting shares for tax withholding purposes without triggering liability accounting, clarifies that all cash payments made to tax authorities on an employee’s behalf for withheld shares should be presented as a financing activity on the Company’s cash flows statement, and provides an accounting policy election to account for forfeitures as they occur. The amendments in this ASU are effective for fiscal years beginning after December 15, 2016. The Company elected to early adopt the new guidance in 2016, which requires the Company to reflect any adjustments as of January 1, 2016, the beginning of the annual period that includes the year of adoption. The Company elected to account for forfeitures as they occur, rather than estimate expected forfeitures. The net cumulative effect of this change was recognized as a $131 thousands reduction to retained earnings as of January 1, 2016.

In 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. Under this ASU, a reporting entity is required to classify all deferred tax assets and liabilities as noncurrent in a classified balance sheet. Current guidance requiring the offsetting of deferred tax assets and liabilities of a tax-paying component of an entity and presentation as a single noncurrent amount is not affected. The Company early adopted this ASU prospectively and the Company 2016 consolidated balance sheet reflects the new guidance for classification of deferred taxes. Prior periods were not reclassified.

In March 2016, the FASB issued ASU 2016-05, “Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships”, which clarifies that a change in the counter party to a derivative instrument designated as a hedging instrument does not require de-designation of that hedging relationship, provided that all other hedge accounting criteria are met. The new guidance is effective for fiscal years beginning after December 15, 2016. The Company does not expect that this new guidance will have a material impact on the Company’s Consolidated Financial Statements.